Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale (Tables), Discontinued operations, net of income taxes [Text Block]

Philips Group

Discontinued operations, net of income taxes

in millions of EUR

2017 - 2019

	2017	2018	2019
Signify	896	(198)
The combined Lumileds and Automotive businesses	(29)	12
Other	(24)	(27)	(19)
Discontinued operations, net of income taxes	843	(213)	(19)

Discontinued operations and assets classified as held for sale (Tables), Results of Signify [Text Block]

Results of Signify

in millions of EUR

2017 - 2018

	2017	2018
Sales	6,319
Costs and expenses	(5,776)	(18)
Result on the deconsolidation of discontinued operations	538
Fair value adjustment retained interest	(104)	(218)
Dividend income		32
Income before tax	977	(204)
Income tax expense	(150)	7
Income tax on the deconsolidation of discontinued operations	61
US Tax Cuts and Jobs Act	8
Results from discontinued operations	896	(198)

Discontinued operations and assets classified as held for sale (Tables), Results of combined Lumileds and Automotive businesses [Text Block]

Philips Group

Results of combined Lumileds and Automotive businesses

in millions of EUR

2017 - 2018

	2017	2018
Sales	804
Costs and expenses	(630)	5
Result on the sale of discontinued operations	(98)	8
Income before tax	76	13
Income tax expense	(25)	(1)
Income tax on the sale of discontinued operations	26
US Tax Cuts and Jobs Act	(107)
Results from discontinued operations	(29)	12

Discontinued operations and assets classified as held for sale (Tables), Discontinued operations cash flows [Text Block]

Discontinued operations cash flows

in millions of EUR

2017 - 2019

	2017	2018	2019
Cash flows from operating activities	350	(15)	(11)
Cash flows from investing activities	856	662	(14)
Cash flows from financing activities	(144)
Total discontinued operations cash flows	1,063	647	(25)